Restructuring Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013	May 25, 2012 Property	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 30, 2012 Millsboro, DE Plant	Sep. 23, 2012 Millsboro, DE Plant Duncan Hines Grocery	Sep. 23, 2012 Millsboro, DE Plant Duncan Hines Grocery	Dec. 30, 2012 Millsboro, DE Plant Duncan Hines Grocery	Dec. 30, 2012 Millsboro, DE Plant Specialty Foods	Sep. 23, 2012 Millsboro, DE Plant Specialty Foods	Sep. 23, 2012 Millsboro, DE Plant Specialty Foods	Sep. 23, 2012 Facility Closing At Green Bay Wi Research Facility Birds Eye Frozen	Sep. 23, 2012 Facility Closing At Green Bay Wi Research Facility Birds Eye Frozen	Dec. 30, 2012 Facility Closing At Green Bay Wi Research Facility Birds Eye Frozen	Sep. 23, 2012 Fulton NY Plant Birds Eye Frozen	Sep. 23, 2012 Fulton NY Plant Birds Eye Frozen	Dec. 30, 2012 Fulton NY Plant Birds Eye Frozen	Dec. 25, 2011 Fulton NY Plant Birds Eye Frozen	Jan. 27, 2010 Tacoma WA Plant Person	Sep. 23, 2012 Tacoma WA Plant Duncan Hines Grocery	Sep. 23, 2012 Tacoma WA Plant Duncan Hines Grocery	Dec. 30, 2012 Tacoma WA Plant Duncan Hines Grocery	Dec. 25, 2011 Tacoma WA Plant Duncan Hines Grocery	Dec. 26, 2010 Tacoma WA Plant Duncan Hines Grocery	Dec. 26, 2010 One-time Termination Benefits [Member] Administrative expenses	Dec. 26, 2010 One-time Termination Benefits [Member] Administrative expenses Duncan Hines Grocery	Dec. 26, 2010 One-time Termination Benefits [Member] Administrative expenses Specialty Foods	Dec. 26, 2010 One-time Termination Benefits [Member] Administrative expenses Birds Eye Frozen	Sep. 29, 2013 Contract Termination [Member]	Dec. 30, 2012 Contract Termination [Member]	Dec. 26, 2010 Contract Termination [Member] Birds Eye Frozen
Restructuring Reserve [Roll Forward]
Number of plants			1
Business Exit Costs										$ 150	$ 1,472	$ 1,726	$ 6,483			$ 233	$ 960	$ 960				$ 1,680					$ 30	$ 1,533	$ 11,393	$ 2,076	$ 1,265	$ 8,052			$ 1,206
Asset retirement obligation charges										0	750	750															523	1,026
Accelerated depreciation costs				7,677		12,231			1,587	6,631	8,367	16,547		814	814	232	419	878	0	2,324	2,550	9,295		0	307	307	4,782
Facility shutdown costs					0		(10,128)	(2,233)										958															0	(6,483)
Asset impairment charges								1,286																			1,286
Number of positions eliminated																							200
Loss on Contract Termination														6,483	6,483
Proceeds from Sale of Property, Plant, and Equipment	$ 5,077	$ 874